COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments under Non-cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2013 are as follows:

Year Ending December 31,	Minimum Lease Payment
2014	$9,958
2015	8,739
2016	8,612
2017	7,547
2018 and thereafter	14,700